Condensed Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Revenue:
Gross revenue	$ 469,626	$ 379,620	$ 888,685	$ 722,675
Reimbursable expenses	(135,407)	(102,613)	(237,677)	(193,335)
Net revenue	334,219	277,007	651,008	529,340
Costs and expenses:
Direct costs	214,231	180,127	416,592	342,411
Selling, general and administrative expense	77,548	69,410	153,112	136,925
Depreciation and amortization	11,520	10,830	22,976	21,632
Restructuring and other items	4,621	5,636	9,033	5,636
Total costs and expenses	307,920	266,003	601,713	506,604
Income from operations	26,299	11,004	49,295	22,736
Interest income	274	314	455	693
Interest expense	(374)	(545)	(740)	(959)
Income before provision for income taxes	26,199	10,773	49,010	22,470
Provision for income taxes	(3,720)	(2,809)	(7,486)	(5,535)
Net income	$ 22,479	$ 7,964	$ 41,524	$ 16,935
Net income per Ordinary Share:
Basic	$ 0.37	$ 0.13	$ 0.69	$ 0.28
Diluted	$ 0.36	$ 0.13	$ 0.67	$ 0.28
Weighted average number of Ordinary Shares outstanding:
Basic	60,724,296	59,978,509	60,555,945	60,032,306
Diluted	61,898,903	60,630,891	61,607,757	60,607,635